MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 - MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2023	2024
Level 2 securities:
U.S government and agency bonds	2,583	1,612
Other foreign government bonds	1,946	1,974
Corporate bonds*	15,942	11,326
Total	20,471	14,912

* Investments in Corporate bonds rated A or higher.

The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended	For the six months
	December 31, 2023	ended June 30, 2024

Balance at beginning of the period	$8,678	$20,471
Additions	23,164	-
Sale or maturity	(11,807)	(5,646)
Changes in fair value during the period	436	87
Balance at end of the period	$20,471	$14,912

As of June 30, 2024, the Company’s debt securities had the following maturity dates:

Market value
June 30,
2024
Due within one year	$14,912

The fair value of bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates. In addition, due to the short-term nature and/or low-risk nature of the Company's cash and cash equivalents, restricted cash equivalents, accounts receivable, accounts payable and other payables , their carrying amounts approximates their fair value